                                  1997 ANNUAL REPORT






                                        [LOGO]





                                                         1997








                                    36 PROUD YEARS

CORPORATE PHILOSOPHY
--------------------

For the past 36 years, SIFE Trust Fund's investment strategy has focused on the financial sector (the very foundation of our capitalistic system,) and invested primarily in the stocks of banks, thrifts and other financial institutions. SIFE is required to invest not less than 30% of the Fund's assets in such financial institutions. The Fund also invests in equity securities of a diverse portfolio composed of select service and industrial firms generally regarded as "stable growth" companies. However the Fund may not invest 25% or more of its assets in any one industry other than financial institutions. In addition to offering a variety of accounts including savings, custodial, trustee and several retirement plans, the Fund provides certain trust privileges which continue for the life of the account.

                                     1997 RETURNS*

                                    COAST TO COAST

                                    $1,151,813,566
                                         (NET ASSETS ON DECEMBER 31, 1997)

                                    36 PROUD YEARS


THIS REPORT IS FOR THE INFORMATION OF SHAREHOLDERS OF SIFE TRUST FUND, BUT IT MAY ALSO BE USED AS SALES LITERATURE WHEN PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS, WHICH GIVES DETAILS ABOUT SALES CHARGES, INVESTMENT OBJECTIVES AND OPERATING POLICIES OF THE FUND. SUMMARY RESULTS ARE DOCUMENTED IN THE CURRENT STATEMENT OF ADDITIONAL INFORMATION. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR A FREE PROSPECTUS CALL (800) 524-7433. SIFE, INC. IS THE DISTRIBUTOR OF SIFE TRUST FUND.

CONTINUING THE TRADITION
------------------------

OVER THE PAST FEW YEARS THE SIFE TRUST FUND HAS BEEN QUIETLY UNDERGOING SOME EXCITING AND DRAMATIC CHANGES. ACHIEVING RECORD GROWTH*, CREATING NATION-WIDE AVAILABILITY, GROWING TO OVER ONE BILLION DOLLARS IN ASSETS AND CELEBRATING 36 YEARS OF PROUD SERVICE TO NAME JUST A FEW. IN ADDITION, SIFE HAS USHERED IN A NEW PRESIDENT, MOVED TO A BETTER FACILITY, UPDATED KEY OPERATIONS AND IMPROVED SERVICE QUALITY. EVEN THOUGH WE HAVE ATTAINED MANY SIGNIFICANT MILESTONES, WE ARE NOT STANDING STILL. SIFE IS TAKING AIM WITH PLANS TO BRING YOU, THE INVESTOR, EVEN BETTER FEATURES AND BENEFITS THAT WILL PROPEL THIS GREAT INVESTMENT FAR INTO THE FUTURE.

UNLESS OTHERWISE NOTED, THE PERFORMANCE RESULTS DO NOT INCLUDE SALES CHARGES, WHICH RANGE FROM 0% TO 5% OF DOLLARS INVESTED. ALL TOTALS INCLUDE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. DATA QUOTED FOR CLASS A-1 ONLY; PERFORMANCE FOR OTHER CLASSES WILL VARY DUE TO DIFFERENCES IN FEE STRUCTURES (SEE FINANCIAL HIGHLIGHTS PAGE).

INVESTORS IN THE TRUST FUND SHOULD NOT TAKE THESE RESULTS TO BE REPRESENTATIVE OF FUTURE RESULTS. THE FUND PERFORMANCE IS AFFECTED BY MANY FACTORS INCLUDING: CHANGES IN THE LEVELS OF EQUITY PRICES AND INTEREST RATES, THE MANAGEMENT COMPANY'S SELECTION OF SPECIFIC SECURITIES FOR THE PORTFOLIO, AND THE TRUST FUND'S EXPENSE RATIO. SIFE TRUST FUND CONCENTRATES ITS INVESTMENTS PRIMARILY IN THE FINANCIAL SERVICES SECTOR. BECAUSE SECTOR FUNDS ARE NARROWLY FOCUSED, THEY TYPICALLY EXHIBIT HIGHER VOLATILITY. PLEASE REFER TO THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THE RISKS.

THE STANDARDS AND POOR'S 500 COMPOSITE PRICE INDEX IS A VALUE WEIGHTED PRICE INDEX COMPOSED OF 500 LARGE CAPITALIZED U.S. STOCKS AND IS REGARDED AS A BROAD BASED BENCHMARK FOR MARKET CONDITIONS.

            *SIFE PERFORMANCE
  Average Annual Compounded Total Return
---------------------------------------------
min. load 0%   max. load 5%   S&P 500   years
---------------------------------------------
   44.79%         37.55%       33.36%     1
---------------------------------------------
   24.38%         23.11%       20.27%     5
---------------------------------------------
   20.74%         20.12%       18.05%     10

                                  LETTER TO INVESTORS
                                  -------------------

                                                             December 31, 1997

Dear Valued SIFE Investor:

Reporting on the year 1997 is both an easy and a pleasant task because SIFE's performance numbers speak so well for themselves. As you review this annual report, we hope you will share our pride of accomplishment and reverence for a tradition of excellence.

The year 1997 was an unusually strong one for the U.S. stock market, particularly for the financial services industry. The domestic economic environment of low inflation, low interest rates, and low unemployment was stable and showed little stress until the fourth quarter. SIFE's portfolio management team had begun to reduce our weighting of several money center banks with Asian exposure in mid-1997 and replaced them with other holdings better situated to profit from the long-range growth of the U.S. and European economies.

The SIFE Management Company has been able to improve the scope of support services without increasing annual fees, including the offering of: multiple share classes, faster processing of distributions, enhanced telephone privileges, and the relocation of offices to a more accessible structure.

For 36 years, SIFE has maintained the same investment and service philosophy, and this past year has once again demonstrated its success. That very success, however, dictates our number one priority for the future...insuring consistency of management.

You can be confident that, at this very moment, we are examining creative alternatives to insure that the SIFE management team and the SIFE philosophy remain unchanged in these challenging times. And when I say "we," I want each and every one of you to know that no new major initiatives will be undertaken without full disclosure to and input from our shareholders.

After all, our tremendous growth has only occurred because of the trust invested in us by you, our loyal shareholders. Please be aware that we reflect upon that fact every day with appreciation and humility.


Sincerely,

/s/ Bruce W. Woods

Bruce W. Woods
President and CEO

                                      THE FUTURE
                                      ----------

As we approach the new millennium my prescription for keeping our Fund in excellent condition is three-fold; maintain the success of our long standing investment philosophy, keep our management and portfolio team focused, and continually look for new and better ways to serve you.

The success of the SIFE Trust Fund has its roots firmly planted in the past. Thirty-six years ago our fund was founded on a "fundamentalist" investment philosophy; that same long-term "value" investment strategy is employed by our company today. My job is to adapt this philosophy to the rapidly changing business world.

Our current management and portfolio team have perfected the SIFE investment style. Mike Stead and his team have consistently outperformed the S & P 500 Index average for each of the past three years. The team's ability to analyze and choose "value" investments within the SIFE strategy continues to prove successful.

This year we have many new SIFE services planned for your benefit. MY GOAL IS TO OFFER YOU THE MOST COMPREHENSIVE LEVEL OF SERVICE WHILE CONTINUING TO KEEP COSTS WELL BELOW THE INDUSTRY AVERAGE. In 1997 we added our automated telephone purchase, redemption, and transfer system and future plans include even easier fund access. We also have plans to expand our highly-rated customer service by adding more telephone representatives and accelerating their training.

At SIFE we are always looking for new investment opportunities within the SIFE family. A recent survey showed that many of you are interested in new and different investment alternatives. Currently we are examining the best ways to bring you quality SIFE investment options that meet your diverse financial needs.

                                   ---------------------------------------------
                                   As we travel together into the future, I want to assure you of one very important thing, we are here for you. The decisions we make and the directions we choose to follow are, as they have always been, based upon your needs and well being.
                                   ---------------------------------------------


                                   "Investors' needs guide our actions."
                                   Bruce W. Woods, President

                                THE EXECUTIVE OFFICERS
                                ----------------------


Bruce W. Woods, President and CEO
--------------------------------------------------------------------------------

When Bruce Woods took the position of President and Chief Executive Officer of the SIFE Fund in 1996, he brought a great deal of experience and strong commitment to the SIFE family. Bruce is the touchstone of the SIFE Fund and its 36 year philosophy of "Value" investing. Bruce constantly reviews the overall direction of SIFE in order to assure the satisfaction of investors' needs.





Mike Stead, Portfolio Manager & CIO
--------------------------------------------------------------------------------

As Portfolio Manager and Chief Investment Officer, Mike is responsible for the performance and composition of the Fund. Based on the long standing SIFE investment philosophy, Mike sets the investment goals and designs the strategies to meet them. Staying focused under turbulent market conditions, analyzing industry trends, meeting with the heads of corporations, and continually adapting to market changes, are all part of Mike's job.





Paula Pearlstein, COO
--------------------------------------------------------------------------------

As Chief Operating Officer, Paula focuses on continuously improving the quality of service provided to our clients. With the help of the management team, Paula oversees the areas of client services, technology, sales and marketing, broker-dealer services, operations and accounting. Paula is committed to "Redefining Service Excellence" in the mutual fund industry.

STATEMENT OF ASSETS AND LIABILITIES




DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
ASSETS:

   Investments in securities, at market (cost $588,536,157)                     $ 1,086,754,194
   Repurchase agreements                                                             61,658,000
   Cash                                                                               1,523,656
   Receivables for:
     Dividends                                                                        2,135,850
     Fund shares sold                                                                 3,399,365
                                                                                ---------------
        Total assets                                                              1,155,471,065
                                                                                ---------------

LIABILITIES:
   Open call and put options, at market (premiums received, $54,248)                          -
   Payables for:
     SIFE (the "Management Company")                                                  1,226,942
     Dividends                                                                        2,156,055
     Fund shares repurchased                                                            274,502
                                                                                ---------------
        Total liabilities                                                             3,657,499
                                                                                ---------------
        Net assets                                                              $ 1,151,813,566
                                                                                ---------------
                                                                                ---------------

CLASS A-I:
   Net asset value per share ($1,049,450,929 DIVIDED BY 162,597,714
      shares outstanding)                                                       $          6.45
                                                                                ---------------
                                                                                ---------------
   Maximum offering price per share (100/95 of $6.45)                           $          6.79
                                                                                ---------------
                                                                                ---------------

CLASS A-II:
   Net asset value per share ($84,927,293 DIVIDED BY 13,152,710
      shares outstanding)                                                       $          6.46
                                                                                ---------------
                                                                                ---------------
   Maximum offering price per share (100/95 of $6.46)                           $          6.80
                                                                                ---------------
                                                                                ---------------

CLASS B:
   Net asset value and offering price per share ($16,115,291
      DIVIDED BY 2,496,982 shares outstanding                                   $          6.45
                                                                                ---------------
                                                                                ---------------

CLASS C:
   Net asset value per share ($1,320,053 DIVIDED BY 204,388 shares outstanding) $          6.46
                                                                                ---------------
                                                                                ---------------
   Maximum offering price per share (100/99 of $6.46)                           $          6.53
                                                                                ---------------
                                                                                ---------------


See Notes To Financial Statements                                SIFE Trust Fund

INVESTMENT PORTFOLIO


DECEMBER 31, 1997                                     NUMBER OF SHARES             MARKET VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS: 94.4%

BANKS: 79.8%

   Amsouth Bancorporation                                      197,200             $ 10,710,425
   Banc One Corp.                                               30,000                1,629,375
   BankAmerica Corp.                                           615,000               44,895,000
   BankBoston Corp.                                            500,000               46,968,750
   Bank of New York Co., Inc.                                  300,000               17,343,750
   Bankers Trust New York Corp. (See Note 8)                   421,031               47,339,673
   Barnett Banks, Inc.                                         274,500               19,729,688
   BB&T Corp.                                                   53,048                3,398,396
   Centura Banks Inc.                                          100,000                6,900,000
   CFX Corp.                                                     7,700                  235,812
   Chase Manhattan Corp.                                       490,000               53,655,000
   Chittenden Corp.                                            110,156                3,855,469
   Citicorp                                                    250,000               31,546,875
   City National Corp.                                         116,283                4,295,203
   Colonial BancGroup, Inc.                                    146,800                5,055,425
   Comerica, Inc.                                              174,600               15,757,650
   Community First Bankshares, Inc.                            172,512                9,186,264
   Compass Bancshares, Inc.                                    301,600               13,195,000
   Corestates Financial Corp.                                  100,000                8,050,000
   Crestar Financial Corp.                                     250,000               14,250,000
   Cullen Frost Bankers, Inc.                                  118,400                7,185,400
   Deposit Guaranty Corp.                                      155,000                8,815,625
   First American Corp.                                        250,000               12,437,500
   First Chicago NBD Corp.                                     415,000               34,652,500
   First Commerce Corp.                                        196,000               13,181,000
   First Empire State Corp.                                     34,100               15,856,500
   First of America Bank Corp.                                  25,000                1,928,125
   First Tennessee National Corp.                              383,500               25,598,625


See Notes To Financial Statements                                SIFE Trust Fund

INVESTMENT PORTFOLIO


DECEMBER 31, 1997                                     NUMBER OF SHARES             MARKET VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED

BANKS, CONTINUED

   First Union Corp.                                           250,000             $ 12,812,500
   Firstar Corp.                                                50,000                2,121,875
   Fleet Financial Group, Inc.                                 730,000               54,841,250
   George Mason Bankshares, Inc.                               108,585                4,261,961
   Hibernia Corp.                                              250,000                4,718,750
   Imperial Bancorp *                                          302,940               14,938,729
   Independent Bank Corp.                                      541,000                9,940,875
   J.P. Morgan & Co., Inc.                                     250,000               28,218,750
   KeyCorp                                                     160,000               11,330,000
   Mellon Bank Corp.                                           306,900               18,605,813
   Mercantile Bancorporation, Inc.                             135,000                8,302,500
   National City Corp.                                         500,000               32,875,000
   Northern Trust Corp.                                        151,600               10,574,100
   North Fork Bancorp Inc.                                     698,000               23,557,500
   Norwest Corp.                                               254,000                9,842,531
   PNC Bank Corp.                                              230,000               13,095,625
   Regions Financial Corp.                                      87,200                3,678,750
   Republic New York Corp.                                     295,000               33,685,313
   Sovereign Bancorp                                            50,000                1,037,500
   Star Banc Corp.                                             295,500               16,954,312
   Sterling Bancshares, Inc.                                   217,500                4,404,375
   Summit Bancorp                                              307,830               16,430,426
   Summit Bancshares, Inc.                                     300,000                6,300,000
   TCF Financial Corp.                                         181,200                6,149,475
   Union Planters Corp.                                        355,000               24,117,812
   U.S. Bancorp                                                238,000               26,641,125
   UST Corp.                                                    42,000                1,165,500
   Wachovia Corp.                                              389,200               31,573,850
   Westamerica Bancorporation                                   90,000                9,202,500
                                                                                   ------------
                                                                                    919,031,727
                                                                                   ------------


See Notes To Financial Statements                                SIFE Trust Fund

INVESTMENT PORTFOLIO


DECEMBER 31, 1997                                     NUMBER OF SHARES             MARKET VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCKS, CONTINUED

CONSUMER FINANCIAL SERVICES:  4.9%

Federal Home Loan Mortgage Co.                                 133,300                5,590,269
Federal National Mortgage Association                          300,000               17,118,750
MGIC Investment Corp.                                           61,000                4,056,500
State Street Corp.                                             500,000               29,093,750
                                                                                   ------------
                                                                                     55,859,269
                                                                                   ------------

BROKERAGES:  3.3%

Dain Rauscher Corp.                                             52,300                3,608,700
Edwards, A.G., Inc.                                             64,500                2,563,875
Legg Mason, Inc.                                                60,000                3,356,250
Lehman Brothers Holding, Inc.                                  100,000                5,100,000
McDonald & Co.                                                  90,000                2,553,750
Merrill Lynch & Co., Inc.                                       15,000                1,094,062
Morgan Keegan, Inc.                                            120,000                3,037,500
Morgan Stanley, Dean Witter Discover & Co.                      50,000                2,956,250
Paine Webber Group, Inc.                                        56,250                1,944,141
Raymond James Financial, Inc.                                   80,250                3,184,922
The Charles Schwab Corporation                                 198,000                8,303,625
                                                                                   ------------
                                                                                     37,703,075
                                                                                   ------------

INSURANCE:  2.5%

AFLAC,  Inc.                                                   100,000                5,112,500
American Express Co.                                           100,000                8,925,000
Fremont General Corp.                                           22,000                1,204,500
Peoples Heritage Financial Group                               121,500                5,589,000
Sunamerica Inc.                                                135,000                5,771,250
Transatlantic Holdings Inc.                                     35,000                2,502,500
                                                                                   ------------
                                                                                     29,104,750
                                                                                   ------------


See Notes To Financial Statements                      SIFE Trust Fund

INVESTMENT PORTFOLIO


DECEMBER 31, 1997                                     NUMBER OF SHARES             MARKET VALUE
-----------------------------------------------------------------------------------------------

COMMON STOCKS, CONTINUED

CONSUMER NON-DURABLES:  2.3%

Carlisle Companies Inc.                                         34,200           $    1,462,050
Clayton Homes Inc.                                             185,000                3,330,000
Lancaster Colony Corp.                                          31,200                1,758,900
Lowes Companies Inc.                                           213,500               10,181,281
Sealed Air *                                                   165,000               10,188,750
                                                                                 --------------
                                                                                     26,920,981
                                                                                 --------------

THRIFTS:  1.6%

   Charter One Financial, Inc.                                 287,278               18,134,392
                                                                                     18,134,392
                                                                                 --------------
TOTAL COMMON STOCKS (COST $588,536,157)                                           1,086,754,194
                                                                                 --------------

REPURCHASE AGREEMENTS:  5.3%
   State Street Bank and Trust Company, 5.15%, due 01/02/98
      Collateral:  U.S. government obligations, market value of $62,896,150          61,658,000
                                                                                 --------------

TOTAL INVESTMENTS (COST $650,194,157):  99.7%                                     1,148,412,194
                                                                                 --------------

OTHER ASSETS AND LIABILITIES, NET: 0.3%                                               3,401,372
                                                                                 --------------

NET ASSETS:  100.0%                                                              $1,151,813,566
                                                                                 --------------
                                                                                 --------------

*  Non-income producing

OPEN CALL OPTIONS AT DECEMBER 31, 1997:

                                                  EXPIRATION    STRIKE      SHARES      MARKET
                                                     DATE       PRICE      OPTIONED     VALUE
                                                 ----------------------------------------------
   BANKS:

   Bankers Trust New York Corp.                  January 1998    135        100,000     $     -
                                                                                        -------
   TOTAL CALL OPTIONS (PREMIUMS RECEIVED $54,248)                                             -


See Notes To Financial Statements                                SIFE Trust Fund

STATEMENT OF OPERATIONS


YEAR ENDED DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   INCOME:
      Dividends                                         $   18,019,467
      Interest                                               7,000,509
      Other Income                                              96,512
                                                        --------------
         TOTAL INVESTMENT INCOME                                                 $   25,116,488
                                                                                 --------------

   EXPENSES:
      Management fees                                       11,960,037
      Service and distribution expenses
         Class A-II                                            128,155
         Class B                                                43,678
         Class C                                                 3,748
                                                        --------------
            TOTAL EXPENSES                                                           12,135,618
                                                                                 --------------

            NET INVESTMENT INCOME                                                    12,980,870
                                                                                 --------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain                                        66,170,750
   Loss on expiration of option contracts                   (1,487,600)
   Net increase in unrealized appreciation
      of investments during the year                       277,075,662
                                                        --------------

      NET GAIN ON INVESTMENTS                                                       341,758,812
                                                                                 --------------
                                                                                 --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $  354,739,682
                                                                                 --------------
                                                                                 --------------


See Notes To Financial Statements                                SIFE Trust Fund

STATEMENTS OF CHANGES IN NET ASSETS


YEARS ENDED                                           December 31, 1997        December 31, 1996
------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS:
   OPERATIONS:
      Net investment income                             $   12,980,870           $   12,807,869
      Net realized gain from investment transactions        64,683,150              116,774,912
      Net increase in unrealized appreciation of
         investments                                       277,075,662               39,853,498
                                                        --------------           --------------
            Net increase in net assets resulting
               from operations                             354,739,682              169,436,279
                                                        --------------           --------------

   DISTRIBUTIONS PAID TO INVESTORS:
      From net investment income:
         Class A-I                                         (12,317,564)             (12,534,678)
         Class A-II                                           (616,821)                (139,373)
         Class B                                               (49,266)                       -
         Class C                                                (3,982)                       -
      From net realized gain on investments:
         Class A-I                                         (74,370,251)            (122,196,058)
         Class A-II                                         (5,742,617)              (2,364,853)
         Class B                                            (1,018,791)                       -
         Class C                                               (85,524)                       -
                                                        --------------           --------------
            Total distributions                            (94,204,816)            (137,234,962)
                                                        --------------           --------------

   CAPITAL SHARE TRANSACTIONS:
      Increase from capital shares sold and reinvested     275,018,698              209,992,227
      Decrease from capital shares repurchased            (171,123,189)             (68,957,955)
                                                        --------------           --------------
      Net increase from capital share transactions         103,895,509              141,034,272
                                                        --------------           --------------
            Total increase in net assets                   364,430,375              173,235,589

NET ASSETS:
   Beginning of year                                       787,383,191              614,147,602
                                                        --------------           --------------
   End of year                                          $1,151,813,566           $  787,383,191
                                                        --------------           --------------
                                                        --------------           --------------

NET ASSETS CONSIST OF:
   Shares of beneficial interests                       $  649,094,852           $  545,199,343
   Undistributed net investment income                          41,543                   48,306
   Undistributed net realized gain on sale of
      investment securities and option contracts             4,404,886               20,938,919
   Unrealized appreciation of investment securities        498,272,285              221,196,623
                                                        --------------           --------------
                                                        $1,151,813,566           $  787,383,191
                                                        --------------           --------------
                                                        --------------           --------------

See Notes To Financial Statements                                SIFE Trust Fund

NOTES TO FINANCIAL STATEMENTS


NOTE 1.
SIGNIFICANT ACCOUNTING POLICIES:
SIFE Trust Fund (the "Trust Fund") is an open-end diversified management investment company offering its shares on a continuous basis to the public. The Trust Fund was organized as a business trust under the laws of the State of Delaware on February 28, 1997. The Trust Fund is the successor-in-interest to SIFE Trust Fund, a California trust organized on September 26, 1960 which had operated as a mutual fund since July 2, 1962. The Trust Fund is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended.

The Trust Fund offers four classes of shares: Class A-I, Class A-II, Class B and Class C. Class A-I shares are available for purchase only by (i) a Trust Fund account which was established on or prior to April 30, 1996, (ii) directors, employees and registered representatives of SIFE (the "Management Company") and the Trust Fund, and their immediate family members; and (iii) broker/dealers and certain other institutional purchasers. The offering of Class A-II shares began May 1, 1996 and the offering of Class B and C shares began May 1, 1997. Realized and unrealized gains or losses and investment income, net of management fees, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Each class of shares differs in its respective distribution expenses and certain other class-specific fees and expenses.

The following is a summary of significant accounting policies consistently followed by the Trust Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for registered investment companies.

PORTFOLIO VALUATION:

Portfolio securities which are listed on a national stock exchange are valued at the closing price on the stock exchange on which they are primarily traded. If there has been no daily trading in a listed security, that security is valued at the last available closing price. Securities which are traded over-the-counter and for which closing prices are readily available (such as NASDAQ) are valued at the closing price. Other securities which are traded over-the-counter but for which closing prices are not readily available are valued at the closing bid price. Short-term obligations having 60 days or less to maturity are valued at amortized cost, which approximates market value. Temporary investments in repurchase agreements are valued at cost.

SECURITY TRANSACTIONS AND
RELATED INVESTMENT INCOME:

Security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses on security transactions are recorded on the specific identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

DISTRIBUTIONS TO INVESTORS:

Distributions paid to investors are recorded on the ex-dividend date. Net investment income is distributed proportionately to each investor's account as of the last business day in February, May, August and December. Realized gains, net of losses, from securities held for more than one year are distributed annually as of the last business day in November. Realized gains, net of losses, from securities held for less than one year are distributed annually as of the last business day in December.

INCOME TAXES:

The Trust Fund's policy is to comply with the requirements of the Internal Revenue Code and regulations thereunder applicable to regulated investment companies and to distribute all of its taxable income to its investors. Therefore, no provision for federal income taxes is recorded in the financial statements.

COVERED CALL AND PUT OPTIONS:

The Trust Fund may write covered call options on securities held by the Trust Fund for non-speculative or hedging purposes, may write covered put options on securities for the same purposes, and may enter into closing purchase transactions with respect to such options. Options written by the Trust Fund normally will have expiration dates between three and nine months from the date written.

All call and put options written by the Trust Fund must be "covered." A call option will be considered covered if the Trust Fund, so long as it remains obligated as a writer, owns the securities underlying the options. A put option will be covered if the Trust Fund, so long as it remains obligated as a writer, maintains in a segregated account held by State Street Bank and Trust Company ("State Street Bank") as custodian of the Trust Fund, cash, U.S. Treasury Bills or high-grade short-term debt securities in an amount equal to or greater than the exercise price of the put option.

The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. When the Trust Fund writes an option, an amount equal to the premium received by the Trust Fund is recorded as an asset and equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the last sale price or in the absence of a sale, the last bid price on that day. If a written option expires on the stipulated expiration date or if the Trust Fund enters into a closing purchase transaction, the Trust Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Trust Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost basis of the underlying security is reduced by the premium originally received.

REPURCHASE AGREEMENTS:

The Trust Fund may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Trust Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements are intended to ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings and other uncertainties and expenses.

ESTIMATES AND ASSUMPTIONS:

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2.
AFFILIATED PARTY TRANSACTIONS - AGREEMENTS WITH
SIFE (THE "MANAGEMENT COMPANY"):
The Management Company is the investment advisor, administrator, transfer agent, and underwriter for the Trust Fund and has acted in such capacities since the formation of the Trust Fund. State Street Bank serves as custodian, sub-transfer agent and service provider to existing Trust Fund investors.

TRANSFER AGENCY AGREEMENT AND
ADMINISTRATIVE SERVICES AGREEMENT:

Pursuant to a transfer agency agreement, the Management Company acts as the Trust Fund's transfer agent, as well as providing fund accounting services. Effective March 24, 1997 the Management Company, in turn, engaged State Street Bank to provide certain transfer agency functions for the Trust Fund. Effective April 1, 1996, all expenses related to the operation of the Trust Fund are the responsibility of the Management Company (see "Investment Advisory Agreement" below). Under the terms of a prior investment advisory agreement, certain Trust Fund expenses were paid by the Management Company and reimbursed by the Trust Fund monthly.

INVESTMENT ADVISORY AGREEMENT:

The Trust Fund has entered into an investment advisory agreement with the Management Company, dated April 30, 1997. The current investment advisory agreement was approved by the Trust Fund's investors at the investors' annual meeting held on April 4, 1997. Under the terms of the current investment advisory agreement, the Management Company provides investment advice, a broad range of administrative, regulatory and other services for the Trust Fund and the investors, and receives an all-inclusive management fee of 1.25% of the Trust Fund's average daily net assets, per annum. During the year ended December 31, 1997, management fees incurred by the Trust Fund totaled $11,960,037.

DISTRIBUTION PLAN AND UNDERWRITING AGREEMENT:

Pursuant to Rule 12b-1 under the 1940 Act, the Management Company's Board of Directors has adopted separate distribution plans with respect to the Trust Fund's Class A-II, Class B and Class C shares, pursuant to which the Trust Fund reimburses the Management Company for a portion of its shareholder servicing and distribution expenses.

                                                                 SIFE Trust Fund

NOTES TO FINANCIAL STATEMENTS


Under the Class A-II Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class A-II shares for expenditures incurred by the Management Company in providing services as principal underwriter to the Trust Fund. Under the Class B and Class C Plan, the Trust Fund may pay the Management Company a distribution fee at the annualized rate of 0.75% of the average daily net assets of the Trust Fund's Class B and Class C shares for its expenditures incurred in providing services as principal underwriter, and may pay the Management Company a service fee at the annualized rate of 0.25% of the average daily net assets of the Trust Fund's Class B and Class C shares, for the Management Company's expenditures incurred in servicing and maintaining shareholder accounts.

In its capacity as principal underwriter for the Trust Fund, the Management Company receives commissions of 2.5% to 5.0% on sales of the Trust Fund's Class A-I and Class A-II shares. No sales charge is assessed on purchases of $1,000,000 or more, purchases by directors, employees and registered representatives of the Management Company and the Trust Fund, as well as broker-dealers and immediate family members of any of the foregoing.

Class B shares are offered at net asset value per share, without the imposition of a sales charge, but are subject to a contingent deferred sales charge ("CDSC") of up to 5.0% if redeemed within six years of purchase. Class B shares automatically convert into Class A-II shares, based on relative net asset values, on the sixth anniversary of their purchase. The Management Company will pay to the selling dealer, out of its own resources, a sales commission of 4.0% of the Class B shares purchased.

Class C shares are subject to an initial sales charge of 1%. Any shares redeemed prior to one year following the initial purchase are subject to a 1% CDSC.

Commissions are deducted from the gross proceeds received from the sale of investment shares, and as such are not expenses of the Trust Fund.

Commissions retained by the management company totaled $2,369,710 for the year ended December 31, 1997.

Certain officers and directors of the Trust Fund are also officers and directors of the Management Company. On December 31, 1997, the Management Company owned 453,809 Class A-I shares of the Trust Fund.

NOTE 3.
UNREALIZED APPRECIATION OF INVESTMENTS
On December 31, 1997, the net unrealized appreciation for all securities was as follows:

Aggregate gross unrealized appreciation for all investments
  in which there is an excess of value over tax cost. . . . . . . .$498,913,380
Aggregate gross unrealized depreciation for all investments
  in which there is an excess of tax cost over value. . . . . . . . . .(641,095)
                                                                   ------------
Net unrealized appreciation . . . . . . . . . . . . . . . . . . . .$498,272,285
                                                                   ------------
                                                                   ------------

The tax cost basis used in the above calculation is the same as that used for financial statement purposes.

NOTE 4.
CAPITAL SHARE TRANSACTIONS
The following is a summary of share transactions for the years ended December 31, 1997 and December 31, 1996:

                                           1997                                   1996
                                           ----                                   ----
Class A-I                        Shares             Amount              Shares             Amount
                              -----------------------------------------------------------------------
Shares sold . . . . . .        9,188,773         $52,531,297          11,408,711         $55,568,657
Shares issued in
connection with
reinvestment
of distributions. . . .       12,831,281          80,769,497          26,405,051         134,730,736
                             -----------        ------------         -----------        ------------
                              22,020,054         133,300,794          37,813,762         190,299,393
Shares repurchased. . .      (17,565,092)       (100,565,902)        (13,793,626)        (68,443,396)
                             -----------        ------------         -----------        ------------
Net increase. . . . . .        4,454,962         $32,734,892          24,020,136        $121,855,997
                             -----------        ------------         -----------        ------------
                             -----------        ------------         -----------        ------------

The following is a summary of share transactions for the year ended December 31, 1997 and the period May 1, 1996 (commencement of operations) to December 31, 1996:


                                           1997                                   1996
                                           ----                                   ----
Class A-II                       Shares             Amount              Shares             Amount
                              -----------------------------------------------------------------------
Shares sold . . . . . .       19,597,918        $118,440,103           3,363,648         $17,188,608
Shares issued in
connection with
reinvestment
of distributions. . . .          985,802           6,240,462             491,508           2,504,226
                              ----------        ------------           ---------         -----------
                              20,583,720         124,680,565           3,855,156          19,692,834
Shares repurchased. . .      (11,185,753)        (70,366,119)           (100,413)           (514,559)
                              ----------        ------------           ---------         -----------
Net increase. . . . . .        9,397,967         $54,314,446           3,754,743         $19,178,275
                              ----------        ------------           ---------         -----------
                              ----------        ------------           ---------         -----------

The following is a summary of share transactions for the period May 1, 1997 (commencement of operations) to December 31, 1997:

                                                     1997
Class B                                    Shares             Amount
                                         -----------------------------
Shares sold . . . . . . . . . . . .      2,376,117         $14,801,210
Shares issued in connection with
reinvestment of distributions . . .        146,092             928,642
                                         ---------         -----------
                                         2,522,209          15,729,852
Shares repurchased. . . . . . . . .        (25,227)           (158,546)
                                         ---------         -----------
Net increase. . . . . . . . . . . .      2,496,982         $15,571,306
                                         ---------         -----------
                                         ---------         -----------


                                                     1997
Class C                                    Shares             Amount
                                         -----------------------------
Shares sold . . . . . . . . . . . .        198,347         $ 1,237,034
Shares issued in connection with
reinvestment of distributions . . .         11,059              70,453
                                         ---------         -----------
                                           209,406           1,307,487
Shares repurchased. . . . . . . . .         (5,018)            (32,622)
                                         ---------         -----------
Net increase. . . . . . . . . . . .        204,388         $ 1,274,865
                                         ---------         -----------
                                         ---------         -----------

NOTE 5.
LENDING OF SECURITIES

The Trust Fund, pursuant to an agency agreement with State Street Bank (the "Custodian"), authorized the Custodian to lend securities to certain brokers for a negotiated lenders' fee. These fees amounted to $15,279 for the year ended December 31, 1997.

The Trust Fund receives collateral against loaned securities in an amount at least equal to 102% of the market value of the loaned securities at the inception of the loan agreement. As of December 31, 1997, there were no securities on loan.

NOTE 6.
PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities were $653,311,428 and $589,017,468, respectively for the year ended December 31, 1997.

NOTE 7.
CONCENTRATION OF CREDIT RISK

On December 31, 1997, approximately $1,059,833,213 (92.1% of net assets) of the Trust Fund's investments were in equities of financial institutions.

NOTE 8.
FINANCIAL INSTRUMENTS

The Trust Fund may trade in financial instruments with off-balance sheet risk during the normal course of investing activities to assist in managing exposure to various market risks. These financial instruments include written covered call and put options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. As of December 31,1997, Bankers Trust New York Corp. securities valued at $11,243,750 were held in escrow by the Custodian in connection with covered call options written by the Trust Fund.


                                                                 SIFE Trust Fund

FINANCIAL HIGHLIGHTS

                                                                                          Class A-I
Years Ended, December 31                                     1997         1996         1995         1994         1993         1992
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
          (For one unit outstanding throughout each period):
     Net asset value, beginning of period                   $4.86        $4.58        $3.55        $3.83        $3.68        $2.90
                                                            ----------------------------------------------------------------------

     INCOME FROM INVESTMENT OPERATIONS:
          Net investment income                              0.08         0.09         0.10         0.09         0.07         0.06
          Net realized and unrealized
               gain (loss) on investments                    2.07         1.16         1.68        (0.13)        0.29         0.92
                                                            ----------------------------------------------------------------------
                    Total from investment operations         2.15         1.25         1.78        (0.04)        0.36         0.98
                                                            ----------------------------------------------------------------------
     LESS DISTRIBUTIONS TO INVESTORS:
          Distributions from net investment income          (0.08)       (0.09)       (0.10)       (0.09)       (0.07)       (0.06)
          Distributions from capital gains                  (0.48)       (0.88)       (0.65)       (0.15)       (0.14)       (0.14)
                                                            ----------------------------------------------------------------------
                    Total distributions                     (0.56)       (0.97)       (0.75)       (0.24)       (0.21)       (0.20)
                                                            ----------------------------------------------------------------------
     Net asset value, end of  period                        $6.45        $4.86        $4.58        $3.55        $3.83        $3.68
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
     TOTAL RETURN***                                         44.8%        27.4%        49.9%        (1.5%)        9.3%        33.9%
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------

RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of period (in millions)                $1,049        $769         $614         $410         $414         $345
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
     Ratios to average net assets:
               Expenses                                      1.25%        1.20%        1.03%        0.94%        1.02%        0.99%
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
               Net investment income                         1.38%        1.82%        2.25%        2.27%        1.69%        1.73%
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
     Portfolio turnover rate                                 63.0%       140.2%        93.5%        25.2%        28.7%        33.4%
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------
     Average commission rate****                            $0.07        $0.03            -            -            -            -
                                                            ----------------------------------------------------------------------
                                                            ----------------------------------------------------------------------

                                                                             Class A-II            Class B    Class C
                                                                         -------------------       -------    -------
Years Ended, December 31                                                  1997         1996*       1997**     1997**
                                                                         -------------------       -------    -------
SELECTED PER SHARE DATA
          (For one unit outstanding throughout each period):
     Net asset value, beginning of period                                $4.86        $4.73        $5.41        $5.41
                                                                         -------------------       -------    -------
     INCOME FROM INVESTMENT OPERATIONS:
          Net investment income                                           0.07         0.07          0.01        0.01
          Net realized and unrealized gain (loss) on investments          2.07         1.01          1.53        1.54
                                                                         -------------------       -------    -------
                    Total from investment operations                      2.14         1.08          1.54        1.55
                                                                         -------------------       -------    -------
     LESS DISTRIBUTIONS TO INVESTORS:
          Distributions from net investment income                       (0.06)       (0.07)        (0.02)      (0.02)
          Distributions from capital gains                               (0.48)       (0.88)        (0.48)      (0.48)
                                                                         -------------------       -------    -------
                    Total distributions                                  (0.54)       (0.95)        (0.50)      (0.50)
                                                                         -------------------       -------    -------
     Net asset value, end of  period                                     $6.46        $4.86         $6.45       $6.46
                                                                         -------------------       -------    -------
                                                                         -------------------       -------    -------
     TOTAL RETURN***                                                      44.6%        22.8%         28.9%       29.1%
                                                                         -------------------       -------    -------
                                                                         -------------------       -------    -------

RATIOS AND SUPPLEMENTAL DATA
     Net assets, end of period (in millions)                               $85          $18            $16         $1
                                                                         -------------------       -------    -------
                                                                         -------------------       -------    -------
     Ratios to average net assets:
               Expenses                                                   1.50%        1.48%          2.22%      2.25%
                                                                         -------------------       -------    -------
                                                                         -------------------       -------    -------
               Net investment income                                      1.11%        1.77%          0.30%      0.30%
                                                                         -------------------       -------    -------
                                                                         -------------------       -------    -------
     Portfolio turnover rate                                              63.0%        95.8%          63.0%      63.0%
                                                                         -------------------       -------    -------
                                                                         -------------------       -------    -------
     Average commission rate****                                         $0.07       $ 0.03        $  0.07    $  0.07
                                                                         -------------------       -------    -------
                                                                         -------------------       -------    -------

     * For the period May 1, 1996 (commencement of operations) to December 31, 1996.
     ** For the period May 1, 1997 (commencement of operations) to December 31, 1997.
     ***  Sales loads are not reflected in total return.
     **** The Trust Fund is required to disclose its average commission rate paid per share for years beginning on or after January 1, 1996.

See Notes To Financial Statements                                SIFE Trust Fund

INDEPENDENT AUDITORS' REPORT



To the Investors and Board of Directors of SIFE Trust Fund:

We have audited the accompanying statement of assets and liabilities of SIFE Trust Fund (the "Fund"), including the schedule of portfolio investments, as of December 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods in the two years ended December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Class I units for the years ended December 31, 1992 through 1995 were audited by other auditors whose report dated January 30, 1996 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of SIFE Trust Fund at December 31, 1997, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP

San Francisco, California
February 13, 1998


                                                                 SIFE Trust Fund

OFFICERS AND TRUSTEES OF THE SIFE Trust Fund

Haig G. Mardikian
Chairman of the Board and Trustee
General Partner, George M. Mardikian Enterprises
Managing Director, The United Broadcasting Corp.
Trustee, William Saroyan Foundation

Walter S. Newman
Vice Chairman and Trustee
Owner, WSN Enterprises
President, San Francisco City Planning Commission (Retired)
President, San Francisco Redevelopment Agency (Retired)
President, San Francisco Fine Arts Museums (Retired)

Bruce W. Woods
President and Trustee
Chief Executive Officer, SIFE

Charles W. Froehlich, Jr.
Trustee
Justice of Court of Appeal (Retired)
Mediator - Froehlich & Peterson Dispute Resolution

John A. Meany
Trustee
President, John's Valley Foods, Inc.
President, John's Town and Country Markets, Inc.

Neil L. Diver
Trustee
Chairman, Ameriwood Industries International Corp.
Director, Forceon Corp.

Sam A. Marchese
Trustee
President, Treasurer and Chief Executive Officer, SIFE (Retired)
Director, Scott Company
President, Foundation for Brotherhood

Diane Howard Belding
Trustee
Owner, Howard & Howard Ranch

Paula J. Pearlstein
Chief Operating Officer

OFFICERS AND DIRECTORS OF SIFE (THE "MANAGEMENT COMPANY")

BRUCE W. WOODS
President, Chief Executive Officer and Chairman

MICHAEL J. STEAD
Chief Investment Officer,
Portfolio Manager and Director

CHARLES W. FROEHLICH, JR.
Secretary and Director

JOHN W. WOODS
Senior Vice President (Retired) and Director

SAM A. MARCHESE
President, Chief Executive Officer (Retired) and Director

SHARON E. TUDISCO
Vice President (Retired) and Director

DIANE HOWARD BELDING
Director

PAULA J. PEARLSTEIN
Chief Operating Officer



ADDITIONAL SIFE SERVICES

SIFE Trust Fund provides continuing individual services to the Investor, including consultation and assistance for changes of beneficiary, assignments, collateral bank loans, redemptions and the purchase of additional Fund shares. SIFE representatives are prepared to assist you in establishing retirement accounts, including IRA's, IRA-SEP's, SIMPLE IRA's and Section 403(b)(7) accounts.

Inquiries concerning any of SIFE's services may be directed to your representative or the home office. For the convenience of Investors, you may call toll free (800) 231-0356 or (510) 988-2430 if you have a need for information or service. For current unit price, SIFE has a 24 hour toll-free number: (800) 553-7433.



                                                                 SIFE Trust Fund

                                  THE PORTFOLIO TEAM
                                  ------------------


At SIFE our primary investment strategy is "value" investing, or more specifically, "value" investing within the financial sector, a SIFE hallmark. We make investment decisions based upon a fundamental analysis of select businesses and industries. Our objective is to hold securities for the long term, reinvest the dividends and let our investments appreciate over time. We continuously review company performance and industry trends in order to provide our investors with the best possible returns within a conservatively structured portfolio.

                                   "TEAMWORK IS THE KEY TO SUCCESS."
                                   Mike Stead, Portfolio Manager & CIO.


CHOOSING THE RIGHT COMPANIES AND INVESTMENT VEHICLES IS AS MUCH AN ART AS IT IS A SCIENCE. At SIFE, we have developed our own recipe for success. We rely on both cutting-edge technology and personal interviews to choose the strongest investments. Armed with the latest information systems, we start by locating the most promising investments. Then, we meet face-to-face with the firm's management to fully examine the company's investment potential. Only after a great deal of comprehensive and exhaustive research does a prospective investment eventually reach the SIFE portfolio.

Scott Edgar,
Director of Research

Analyzing potential investments, studying market trends, and developing risk strategies truly requires a "team" effort. Over the past few years, the SIFE portfolio team has really come together and made good things happen. Our goal is to continue this tradition and create quality investments for the next 36 years.


Laurie Buntain,
Analyst/Trader

                                   Liz Riley,
                                   Trading Assistant

                                  SERVICE EXCELLENCE
                                  ------------------

Betty Slaker,
Client Services Processor

SIFE prides itself on customer service being the edge that makes SIFE successful. Customer service expectations have increased. We can compete by having superior products, however many other firms have this same competitive edge. Therefore, we must look for a different edge. When SIFE is faced with new challenges, we reflect on our past experience to resolve new issues and anticipate change, as we look toward the future.

We begin by getting out in front of the situation and then anticipate what our customers want and how we can supply it. We have mastered change better than the competition. At SIFE, the product we have to work on is our service to the client. Specifically, through our management team, we can improve the efficiency and effectiveness of the operational tasks to provide a better service to our shareholders and brokers. OUR CUSTOMERS' REQUESTS ARE GOLDEN OPPORTUNITIES FOR DEMONSTRATING A COMPETITIVE SERVICE EDGE. As we continue to migrate to new systems and procedures, we will ensure that we are using the best practices available to make the most of those opportunities.

We will not try to change everything at once. By planning and implementing change, we are saving time in the future and providing a better service to you. By adapting this philosophy, we can evaluate our systems and procedures to see if what worked best in the past needs to be changed to effectively service clients' needs in the future.

------------------------------------
SIFE: Redefining Service Excellence!
------------------------------------



                                          Sandra Taylor, (left)
                                            Director of Service

                                               Roxann Harrison,
                                 Client Services Representative

                              GRAPHICAL ANALYSIS
                              ------------------


[CHART]



SIFE'S PORTFOLIO
----------------------------------------
(as of December 31, 1997)

Banks                              79.8%

Repurchase Agreements               5.3%

Consumer Financial Services         4.9%

Brokerages                          3.3%

Insurance                           2.5%

Consumer Non-Durables               2.3%

Thrifts                             1.6%


COMPARISON TO THE S & P 500
---------------------------

(as of December 31, 1997)


[GRAPH]


This graph is a hypothetical illustration comparing a $9,500 investment made in SIFE Trust Fund on December 31, 1987 ($9,500 represents a $10,000 investment with the maximum sales charge deducted) to a $10,000 investment made in the Standard & Poors 500 Composite Price Index on that date and includes reinvestment of dividends and capital gains.

Past performance does not guarantee future results. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data quoted for Class A-1 only; performance for other classes will vary due to differences in fee structures (see Financial Highlights page).

The line representing SIFE's total return includes operating expenses (such as management fees) that reduce returns, while the total return for the Standard & Poors 500 Composite Price Index does not. The Standard and Poors 500 Composite Index is an unmanaged value-weighted price index composed of 500 large U.S. stocks and is regarded as a broad based benchmark for equity market conditions.

SIFE Trust Fund concentrates its investments in the financial service sector, and because it is more narrowly focused, may typically exhibit higher volatility. Please refer to the prospectus for a more complete description of the risks. For a free prospectus call (800) 524-7433. An investor should read the prospectus carefully before investing.


                                 TOP TEN HOLDINGS
                    --------------------------------------------
                    Fleet Financial Group, Inc.             4.8%

                    Chase Manhattan Corp.                   4.7%

                    Bankers Trust New York Corp.            4.1%

                    BankBoston Corp.                        4.1%

                    BankAmerica Corp.                       3.9%

                    First Chicago NBD Corp.                 3.0%

                    Republic New York Corp.                 2.9%

                    National City Corp.                     2.9%

                    Wachovia Corp.                          2.7%

                    Citicorp                                2.7%
                    --------------------------------------------
                                                (as of 12/31/97)

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                                            100 NORTH WIGET LANE, P.O. BOX 9007
                                                WALNUT CREEK, CA 94598-0907
                                         PHONE (800) 524-7433/FAX (510) 943-1783
                                                    TICKER SYMBOL: SIFEX

                                                    1997 SIFE TRUST FUND-C-